Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

 Report of Independent Accountants on Applying Agreed-Upon Procedures

CF Hippolyta Investor LLC	1 February 2022

CF Hippolyta Issuer LLC

1345 Avenue of the Americas, 46th Floor

New York, New York 10105

Re:	CF Hippolyta Issuer LLC (the “Issuer”)

Net-Lease Mortgage Notes, Series 2022-1 (the “Notes”)

Property and Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by CF Hippolyta Investor LLC (the “Property Manager”), the Issuer, Goldman Sachs & Co. LLC (“Goldman Sachs”) and BMO Capital Markets Corp. (“BMO Capital,” together with the Property Manager, Issuer and Goldman Sachs, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool consisting primarily of (i) fee titles to, or leasehold interests in ground leases on, commercial real estate properties operated as logistics facilities (including industrial distribution and fulfillment centers) (the “Properties”) and (ii) each of the leases with respect to such Properties and all payments required thereunder (the “Leases,” together with the Properties, the “Collateral Pool”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Goldman Sachs, on behalf of the Issuer, provided us with, or instructed us to obtain, as applicable:

a.	An electronic data file labeled “SORT 2021-1 Final Tape 2.24.2021 (EY).xlsx” and the corresponding record layout and decode information, as applicable (the “2021-1 Data File”), that Goldman Sachs, on behalf of the Issuer, indicated contains information relating to a pool of fee titles to, or leasehold interests in ground leases on, commercial real estate properties operated as logistics facilities (including industrial distribution and fulfillment centers) (each, a “2021-1 Property”) and each of the leases with respect to such 2021-1 Properties and all payments required thereunder (each, a “2021-1 Lease,” together with the 2021-1 Properties, the “2021-1 Collateral Pool”) as of 31 January 2021 (the “2021-1 Statistical Disclosure Date”) and
b.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Property Manager, on behalf of the Issuer, provided us with, or instructed us to obtain, as applicable:

a.	An electronic data file and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Property Manager, on behalf of the Issuer, indicated contains information relating to the Properties and Leases as of 30 November 2021 (the “Statistical Disclosure Date”),
b.	An electronic data file labeled “SORT 2021-2 Master Data Tape 12.22.21 EY.xlsx” and the corresponding record layout and decode information, as applicable (the “Data File,” together with the Preliminary Data File, the “Provided Data Files”), that the Property Manager, on behalf of the Issuer, indicated contains information relating to the Properties and Leases as of the Statistical Disclosure Date,
c.	Imaged copies of the:

i.	Lease agreement, amendment to lease agreement, notice of lease term dates or other related documents (the “Lease Agreement”),
ii.	Certificate of merger or certificate of conversion (the “Conversion Agreement”),
iii.	Construction agency agreement or other related documents (collectively and as applicable, the “Construction Agency Agreement”),
iv.	Appraisal report (the “Appraisal”),
v.	Owner’s policy of title insurance or American land title association commitment for title insurance (collectively and as applicable, the “Title Insurance Document”),
vi.	Certificate of formation (the “Certificate of Formation”),
vii.	Amended and restated limited liability company agreement (the “Amended and Restated LLC Agreement”),
viii.	Site plan, civil as-built drawing or fire protection site plan or other related documents (collectively and as applicable, the “Site Plan”),
ix.	Data Sheet (the “Data Sheet”),
x.	Survey sheet (the “Survey Sheet”),
xi.	Tenant estoppel certificate (the “Tenant Estoppel Certificate”),
xii.	Architectural as-built drawing, exterior elevations document or other related documents (collectively and as applicable, the “Architectural Drawing”) and

c. (continued)

xiii.	Temporary certificate of occupancy (the “Temporary Certificate of Occupancy,” together with the Lease Agreement, Conversion Agreement, Construction Agency Agreement, Appraisal, Title Insurance Document, Certificate of Formation, Amended and Restated LLC Agreement, Site Plan, Data Sheet, Survey Sheet, Tenant Estoppel Certificate and Architectural Drawing, the “Source Documents”),

as applicable, that the Property Manager, on behalf of the Issuer, indicated relate to each Property and Lease,

d.	The list of relevant characteristics (the “Compared Characteristics”) on the Provided Data Files, which is shown on Exhibit 1 to Attachment A,
e.	The list of relevant characteristics relating to the 2021-1 Collateral Pool (the “2021-1 Variable Compared Characteristics”) on the Provided Data Files, which is shown on Exhibit 2 to Attachment A,
f.	The list of relevant characteristics relating to the 2021-1 Forward Funded Properties (as defined in Attachment A) (the “2021-1 Forward Funded Property Compared Characteristics”) on the Provided Data Files, which is shown on Exhibit 3 to Attachment A,
g.	The list of relevant characteristics (the “Recalculated Characteristics”) on the Data File, that the Property Manager, on behalf of the Issuer, instructed us to recalculate using information on the Data File, as described in Items 10. and 11. in Attachment A, and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Provided Data Files is the “Subject Matter” as of the date of this report. We performed certain procedures on earlier versions of the Subject Matter and communicated any differences prior to being provided the final Subject Matter which was subjected to the procedures described below.

For the purpose of the procedures described in this report, the 28 Properties and Leases on the Provided Data Files are referred to as Property and Lease Numbers 1 through 28.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, 2021-1 Data File, Provided Data Files, Source Documents, Compared Characteristics, 2021-1 Variable Compared Characteristics, 2021-1 Forward Funded Property Compared Characteristics, Recalculated Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the 2021-1 Data File, Source Documents or any other information provided to us, or that we were instructed to obtain, as applicable, by Goldman Sachs or the Property Manager, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the 2021-1 Collateral Pool or Collateral Pool, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Goldman Sachs or the Property Manager, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:

i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 February 2022

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.	For each commercial real estate property and related lease on the 2021-1 Data File and Preliminary Data File, we compared the property name (the “Property Name”), as shown on the 2021-1 Data File, to the corresponding Property Name on the Preliminary Data File and noted that:

a.	All of the 2021-1 Properties and 2021-1 Leases included on the 2021-1 Data File were included on the Preliminary Data File and
b.	Nine of the Properties and Leases on the Preliminary Data File were not included on the 2021-1 Data File (each, a “2022-1 Property and Lease”).

The 2022-1 Properties and Leases are Property and Lease Numbers 20 through 28.

2.	For each 2022-1 Property and Lease, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Property Manager, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Property Manager, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Unless otherwise indicated in the notes to Exhibit 1 to Attachment A, where more than one Source Document is listed for a Compared Characteristic, the Property Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for such Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

3.	For each 2021-1 Property and 2021-1 Lease, we compared the 2021-1 Variable Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Property Manager, on behalf of the Issuer, described in the notes to Exhibit 2 to Attachment A and the succeeding paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Property Manager, on behalf of the Issuer, to use for each 2021-1 Variable Compared Characteristic are indicated on Exhibit 2 to Attachment A. Unless otherwise indicated in the notes to Exhibit 2 to Attachment A, where more than one Source Document is listed for a 2021-1 Variable Compared Characteristic, the Property Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for such 2021-1 Variable Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such 2021-1 Variable Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the 2021-1 Variable Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 3

4.	The Property Manager, on behalf of the Issuer, instructed us to identify the 2021-1 Properties and 2021-1 Leases with a construction status of “Forward Funded,” as shown on the 2021-1 Data File (each, a “2021-1 Forward Funded Property and Lease”).

For each 2021-1 Forward Funded Property and Lease, we compared the 2021-1 Forward Funded Property Compared Characteristics listed on Exhibit 3 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Property Manager, on behalf of the Issuer, described in the notes to Exhibit 3 to Attachment A and the succeeding paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Property Manager, on behalf of the Issuer, to use for each 2021-1 Forward Funded Property Compared Characteristic are indicated on Exhibit 3 to Attachment A. Unless otherwise indicated in the notes to Exhibit 3 to Attachment A, where more than one Source Document is listed for a 2021-1 Forward Funded Property Compared Characteristic, the Property Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for such 2021-1 Forward Funded Property Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such 2021-1 Forward Funded Property Compared Characteristic on Exhibit 3 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the 2021-1 Forward Funded Property Compared Characteristics listed on Exhibit 3 to Attachment A.

5.	As instructed by the Property Manager, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Items 2., 3. and 4. and provided a list of such differences to the Property Manager. The Preliminary Data File, as adjusted, is hereinafter referred to as the “Updated Preliminary Data File.”

6.	For each 2022-1 Property and Lease, we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, all as shown on the Data File, to the corresponding information on the Updated Preliminary Data File. All such compared information was found to be in agreement.

7.	For each 2021-1 Property and 2021-1 Lease, we compared each 2021-1 Variable Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Data File, to the corresponding information on the Updated Preliminary Data File. All such compared information was found to be in agreement.

8.	For each 2021-1 Forward Funded Property and Lease, we compared each 2021-1 Forward Funded Property Compared Characteristic listed on Exhibit 3 to Attachment A, all as shown on the Data File, to the corresponding information on the Updated Preliminary Data File. All such compared information was found to be in agreement.

Attachment A Page 3 of 3

9.	For each 2021-1 Property and 2021-1 Lease, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A (subject to the additional instruction(s) provided by the Property Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item), as shown on the 2021-1 Data File, to the corresponding information on the Data File. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was found to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuer, instructed us not to compare the:

a.	2021-1 Variable Compared Characteristics for each 2021-1 Property and 2021-1 Lease and
b.	2021-1 Forward Funded Property Compared Characteristics for each 2021-1 Forward Funded Property and Lease.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Property Manager, on behalf of the Issuer, described above.

10.	For each Property and Lease, using the:

a.	Building footprint SF and
b.	Building total useable SF,

both as shown on the Data File, we recalculated the mezzanine space Recalculated Characteristic for such Property and Lease. We compared this Recalculated Characteristic to the corresponding information on the Data File and found such information to be in agreement.

11.	For each Property and Lease, using the:

a.	Statistical Disclosure Date,
b.	Monthly base rent, as shown on the Data File,
c.	Next rent step-up date, as shown on the Data File,
d.	Rent escalator, as shown the Data File, and
e.	Additional instruction(s) provided by the Property Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the annualized base rent Recalculated Characteristic for such Property and Lease. We compared this Recalculated Characteristic to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

Exhibit 1 to A Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Compared Characteristic	Source Document(s)	Note(s)

Property Name	Lease Agreement or Appraisal	i.
Tenant name	Lease Agreement
Landlord name	Lease Agreement
Guarantor	Lease Agreement
Property type	Appraisal
Land ownership	(a) Lease Agreement, Title Insurance Document, Certificate of Formation and Amended and Restated LLC Agreement or (b) Lease Agreement	ii.

Number of floors	Site Plan or Architectural Drawing	iii.
Address	Appraisal	iv.
City	Appraisal
State	Appraisal
Zip code	Appraisal
Land area (acres)	Lease Agreement, Survey Sheet or Site Plan	v.
Building footprint SF	Site Plan or Lease Agreement
Building total useable SF	Site Plan, and if applicable, recalculation	vi.
Year built / renovated	Appraisal
Canopy SF	(a) Site Plan and, if applicable, recalculation or (b) Architectural Drawing and, if applicable, recalculation	vii.

Parking	Site Plan and, if applicable, recalculation	viii.
Truck docks	Site Plan
Van loading spots	Site Plan, and if applicable, recalculation	ix.
Height	Site Plan or Architectural Drawing	x.
Rent commencement date	Lease Agreement
Lease expiration date	Lease Agreement	xi., xii.
Original lease term (years)	Lease Agreement

Exhibit 1 to A Attachment A Page 2 of 8

Compared Characteristic	Source Document(s)	Note(s)

Payment frequency	Lease Agreement	xi.
Construction status	Appraisal or Appraisal and Temporary Certificate of Occupancy	xiii.
Extension options	Lease Agreement
Monthly base rent	Lease Agreement	xiv.
Next rent step-up date	Lease Agreement	xi.
Rent escalator	Lease Agreement and recalculation	xv.
Rent increase frequency	Lease Agreement	xi.
Appraisal value	Appraisal
Appraisal cap rate	Appraisal
Appraisal report date	Appraisal
Land value	Appraisal
Date of valuation	Appraisal	xvi.
Outside construction completion date	Construction Agency Agreement
Maximum final monthly base rent	Recalculation and, if applicable, Construction Agency Agreement	xiv., xvii.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the land ownership Compared Characteristic for each 2022-1 Property and Lease (except for Property and Lease Numbers 23, 25 and 27), the Property Manager, on behalf of the Issuer, instructed us to note agreement with a land ownership value of “Fee Simple,” as shown on the Preliminary Data File, if the corresponding:

	a.	Insured party name or vested party name, as applicable, as shown in the Title Insurance Document, agreed with the landlord name, as shown in the Lease Agreement,
	b.	Landlord name, as shown in the Lease Agreement, agreed with the limited liability company name, as shown in the Certificate of Formation,
	c.	Limited liability company, as shown in the Certificate of Formation, agreed with the company name, as shown in the Amended and Restated LLC Agreement, and
	d.	Company’s address, as shown in the Amended and Restated LLC Agreement, agreed with 1345 Avenue of the Americas, 46th Floor, New York, New York 10105 (ignoring differences due to abbreviation).

The Property Manager, on behalf of the Issuer, instructed us not to compare the land ownership Compared Characteristic for Property and Lease Numbers 23 and 27.

For the purpose of comparing the land ownership Compared Characteristic for Property and Lease Number 25, the Property Manager, on behalf of the Issuer, instructed us to use the Lease Agreement as the Source Document.

iii.	For the purpose of comparing the number of floors Compared Characteristic for each 2022-1 Property and Lease where the number of floors was not explicitly stated in the applicable Source Document, the Property Manager, on behalf of the Issuer, instructed us to either:

a.	Note agreement with the number of floors value of “1,” as shown on the Preliminary Data File, if the corresponding property type value, as shown on the Preliminary Data File was “Last Mile Facility” or
b.	Use the highest floor level observed in the applicable Source Document.

iv.	For the purpose of comparing the address Compared Characteristic for each 2022-1 Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, truncations and spelling errors.

Exhibit 1 to Attachment A

Notes: (continued)

v.	For the purpose of comparing the land area (acres) Compared Characteristic for each 2022-1 Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to round the land area (acres), as shown in the applicable Source Document, to two decimal places (X.XX), as applicable.

vi.	For the purpose of comparing the building total useable SF Compared Characteristic for each 2022-1 Property and Lease (except for Property and Lease Number 20), the Property Manager, on behalf of the Issuer, instructed us to use the Site Plan as the Source Document.

For the purpose of comparing the building total useable SF Compared Characteristic for Property and Lease Number 20, the Property Manager, on behalf of the Issuer, instructed us to recalculate the building total useable SF by adding the:

a.	Warehouse SF and
b.	Office SF,

both as shown in the Site Plan.

vii.	For the purpose of comparing the canopy SF Compared Characteristic for each 2022-1 Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to:

a.	Note agreement with a canopy SF value of “N/A,” as shown on the Preliminary Data File, if the corresponding property type value, as shown on the Preliminary Data File, was “Fulfillment Center” or “Non-Sort Fulfillment Center” and
b.	For each remaining 2022-1 Property and Lease, use the canopy SF, as shown in the applicable Source Document, or if the canopy SF was not explicitly stated in the applicable Source Document, the Property Manager, on behalf of the Issuer, instructed us to recalculate the canopy SF Compared Characteristic by:

(1)	Obtaining the area of the related canopy sections, as shown in the applicable Source Document (subject to the additional instruction(s) provided by the Property Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this note),
(2)	Summing the areas obtained in (1) above and
(3)	Rounding the result obtained in (2) above to the nearest integer.

For the purpose of this procedure, for any canopy sections not explicitly identified in the applicable Source Document, the Property Manager, on behalf of the Issuer, identified those canopy sections on the applicable Source Document provided. The Property Manager, on behalf of the Issuer, instructed us to calculate the area of each identified canopy section using the Adobe Acrobat Measuring Tool. We performed no procedures to determine the accuracy of the Adobe Acrobat Measuring Tool or identification of canopy sections provided by the Property Manager, on behalf of the Issuer.

Exhibit 1 to Attachment A

Notes: (continued)

viii.	For the purpose of comparing the parking Compared Characteristic for each 2022-1 Property and Lease (except for Property and Lease Numbers 20, 21 and 22), the Property Manager, on behalf of the Issuer, instructed us to use the applicable Source Document.

For the purpose of comparing the parking Compared Characteristic for Property and Lease Number 20, the Property Manager, on behalf of the Issuer, instructed us to recalculate the:

a.	Total car parking space number by adding the:

(1)	Van driver personal parking spaces and
(2)	Parking spaces,

both as shown in the Site Plan, and

b.	Total van parking space number by adding the van parking spaces, as shown in the Site Plan.

For the purpose of comparing the parking Compared Characteristic for Property and Lease Number 21, the Property Manager, on behalf of the Issuer, instructed us to recalculate the:

a.	Total car parking space number by adding the parking spaces with dimensions of “9’ x 18’,” as shown in the Site Plan, and
b.	Total van parking space number by adding the parking spaces with dimensions of “11’ x 27’,” as shown in the Site Plan.

For the purpose of comparing the parking Compared Characteristic for Property and Lease Number 22, the Property Manager, on behalf of the Issuer, instructed us to use the total van parking space number and trailer parking space number, both as shown in the Site Plan, and to recalculate the total car parking space number by adding the:

a.	Automobile parking spaces and
b.	Van driver personal vehicle spaces,

both as shown in the Site Plan.

Exhibit 1 to Attachment A

Notes: (continued)

ix.	For the purpose of comparing the van loading spots Compared Characteristic for each 2022-1 Property and Lease (except for Property and Lease Numbers 20, 21, 22, 24 and 25), the Property Manager, on behalf of the Issuer, instructed us to:

a.	Note agreement with a van loading spot value of “N/A,” as shown on the Preliminary Data File, if the corresponding property type value, as shown on the Preliminary Data File, was “Fulfillment Center” or “Non-Sort Fulfillment Center” and
b.	Use the van loading spots number, as shown in the applicable Source Document.

For the purpose of comparing the van loading spots Compared Characteristic for Property and Lease Number 20, the Property Manager, on behalf of the Issuer, instructed us to recalculate the van loading spots Compared Characteristic by:

a.	Counting each image of a van queuing spot, as shown in the Site Plan, and
b.	Adding the value obtained in a. above to the van loading spaces, as shown in the Site Plan.

For the purpose of comparing the van loading spots Compared Characteristic for Property and Lease Numbers 21, 22 and 24, the Property Manager, on behalf of the Issuer, instructed us to recalculate the van loading spots Compared Characteristic by adding the:

a.	Van loading spaces and
b.	Van staging spaces,

both as shown in the Site Plan.

For the purpose of comparing the van loading spots Compared Characteristic for Property and Lease Number 25, the Property Manager, on behalf of the Issuer, instructed us to recalculate the van loading spots Compared Characteristic by adding the:

a.	UTR/Van loading spaces and
b.	Queuing spaces,

both as shown in the Site Plan.

Exhibit 1 to Attachment A

Notes: (continued)

x.	For the purpose of comparing the height Compared Characteristic for each 2022-1 Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to:

a.	Use the highest height, as shown in the applicable Source Document(s), and
b.	Round the result obtained above to the nearest foot.

xi.	For the purpose of comparing the indicated Compared Characteristics for each 2022-1 Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to use the information, assumption and methodologies described in the Lease Agreement (and in accordance with any other applicable note(s)).

xii.	For the purpose of comparing the lease expiration date Compared Characteristic for each 2022-1 Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to exclude any optional holiday extension, as shown in the Lease Agreement (and in accordance with any other applicable note(s)).

xiii.	For the purpose of comparing the construction status Compared Characteristic for each 2022-1 Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to note agreement with a value of:

a.	“Completed,” as shown on the Preliminary Data File, if the construction end date, as shown in the Appraisal, was on or prior to the Statistical Disclosure Date,
b.	“Forward Funded,” as shown on the Preliminary Data File, if the construction end date, as shown in the Appraisal, was after the Statistical Disclosure Date and
c.	“Substantially Completed,” as shown on the Preliminary Data File, if the:

(1)	Property Manager, on behalf of the Issuer, provided the Temporary Certificate of Occupancy related to such 2022-1 Property and Lease and
(2)	Construction end date, as shown in the Appraisal, was after the Statistical Disclosure Date.

xiv.	For the purpose of comparing the indicated Compared Characteristics for each 2022-1 Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

xv.	For the purpose of comparing the rent escalator Compared Characteristic for each 2022-1 Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to:

a.	Recalculate the rent escalator using information, assumptions and methodologies described in the Lease Agreement and
b.	Round the result obtained above to the nearest one one-hundredth of one percent.

Exhibit 1 to Attachment A

Notes: (continued)

xvi.	For the purpose of comparing the date of valuation Compared Characteristic for each 2022-1 Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to use:

a.	The date of valuation, as shown in the Appraisal, for each 2022-1 Property and Lease with a construction status value of “Completed,” as shown on the Preliminary Data File, and
b.	The upon completion/rent commencement date, as shown in the Appraisal, for each 2022-1 Property and Lease with a construction status value of “Forward Funded” or “Substantially Completed,” as shown on the Preliminary Data File.

xvii.	For the purpose of comparing the maximum final monthly base rent Compared Characteristic for each 2022-1 Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to:

a.	Note agreement with a maximum final monthly base rent value of “N/A,” as shown on the Preliminary Data File, if the corresponding construction status value, as shown on the Preliminary Data File, was “Completed” and
b.	For each remaining 2022-1 Property and Lease, recalculate the maximum final monthly base rent (and in accordance with any other applicable note(s)) by:

(1)	Multiplying the:

(a)	Budgeted construction costs,
(b)	Excess funding percentage and
(c)	Rent cap rate,

all as shown in the Construction Agency Agreement, and

(2)	Dividing the result obtained in (1) above by 12.

Exhibit 2 to Attachment A

2021-1 Variable Compared Characteristics and Source Documents

2021-1 Variable Compared Characteristic	Source Document(s)	Note(s)

Property Name	Lease Agreement	i.

Tenant name	Lease Agreement or Conversion Agreement

Next rent step-up date	Lease Agreement	ii.

Appraisal value	Appraisal

Appraisal cap rate	Appraisal

Appraisal report date	Appraisal

Land value	Appraisal

Date of valuation	Appraisal	iii.

Monthly base rent	Lease Agreement	iv.

Notes:

i.	For identification purposes only. For the purpose of this identification procedure, the Property Manager, on behalf the Issuer, instructed us to use the following decode table, as applicable:

Preliminary Data File Property Name	Source Document city
Amazon Buffalo	Tonawanda
Amazon Augusta	Appling
Amazon Syracuse	DeWitt

ii.	For the purpose of comparing the next rent step-up date 2021-1 Variable Compared Characteristic for each 2021-1 Property and 2021-1 Lease, the Property Manager, on behalf of the Issuer, instructed us to use the information, assumption and methodologies described in the Lease Agreement.

iii.	For the purpose of comparing the date of valuation 2021-1 Variable Compared Characteristic for each 2021-1 Property and 2021-1 Lease, the Property Manager, on behalf of the Issuer, instructed us to use:

a.	The date of valuation, as shown in the Appraisal, for each 2021-1 Property and 2021-1 Lease with a construction status value of “Completed,” as shown on the Preliminary Data File, and
b.	The upon completion/rent commencement date, as shown in the Appraisal, for each 2021-1 Property and 2021-1 Lease with a construction status value of “Forward Funded,” as shown on the Preliminary Data File.

Exhibit 2 to Attachment A

Notes: (continued)

iv.	For the purpose of comparing the monthly base rent 2021-1 Variable Compared Characteristic for each 2021-1 Property and 2021-1 Lease, the Property Manager, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

Exhibit 3 to Attachment A

2021-1 Forward Funded Property Compared Characteristics and Source Documents

2021-1 Forward Funded Property Compared Characteristic	Source Document(s)	Note(s)

Property Name	Lease Agreement	i.

Rent commencement date	Lease Agreement

Lease expiration date	Lease Agreement	ii.

Construction status	Appraisal	iii.

Maximum final monthly base rent	N/A	iv.

Notes:

i.	For identification purposes only. For the purpose of this identification procedure, the Property Manager, on behalf the Issuer, instructed us to use the following decode table, as applicable:

Preliminary Data File Property Name	Source Document city
Amazon Buffalo	Tonawanda
Amazon Augusta	Appling
Amazon Syracuse	DeWitt

ii.	For the purpose of comparing the lease expiration date 2021-1 Forward Funded Property Compared Characteristic for each 2021-1 Forward Funded Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to:

a.	Use the information, assumption and methodologies described in the Lease Agreement and
b.	Exclude any optional holiday extension, as shown in the Lease Agreement.

iii.	For the purpose of comparing the construction status 2021-1 Forward Funded Property Compared Characteristic for each 2021-1 Forward Funded Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to note agreement with a value of “Completed,” as shown on the Preliminary Data File, if the construction end date, as shown in the Appraisal, was on or prior to the Statistical Disclosure Date.

iv.	For the purpose of comparing the maximum final monthly base rent 2021-1 Forward Funded Property Compared Characteristic for each 2021-1 Forward Funded Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to note agreement with a maximum final monthly base rent value of “N/A,” as shown on the Preliminary Data File, if the corresponding construction status value, as shown on the Preliminary Data File, was “Completed.”

Exhibit 4 to Attachment A

Compared Characteristics Differences Between the Data File and 2021-1 Data File

Property and Lease Number	Compared Characteristic	Data File Value	2021-1 Data File Value	Note(s)

2	Address	1601 Petrol Road	1871 Petrol Road	i.

15	Land area (acres)	123.11	111	ii.

15	Parking	1,800 cars, 380 trailers	1,832 cars, 208 trailers	iii.

Notes:

i.	The Property Manager, on behalf of the Issuer, provided a Tenant Estoppel Certificate for Property and Lease Number 2. For the purpose of comparing the address Compared Characteristic for Property and Lease Number 2, the Property Manager, on behalf of the Issuer, instructed us to use the Tenant Estoppel Certificate as the Source Document. The address Compared Characteristic information for Property and Lease Number 2 was found to be in agreement with the address information as shown on the Data File.

ii.	The Property Manager, on behalf of the Issuer, provided an updated Survey Sheet for Property and Lease Number 15. For the purpose of comparing the land area (acres) Compared Characteristic for Property and Lease Number 15, the Property Manager, on behalf of the Issuer, instructed us to recalculate the land area (acres) by:

a.	Adding the acres from parcel A, parcel B, parcel C, parcel D, parcel E, parcel F, parcel i, parcel ii and parcel iii, all as shown in the updated Survey Sheet, and
b.	Rounding the result obtained in a. above to two decimal places (X.XX).

The land area (acres) Compared Characteristic information for Property and Lease Number 15 was found to be in agreement with the land area (acres) information as shown on the Data File.

iii.	The Property Manager, on behalf of the Issuer, provided an updated Site Plan for Property and Lease Number 15. For the purpose of comparing the parking Compared Characteristic for Property and Lease Number 15, the Property Manager, on behalf of the Issuer, instructed us to use the updated Site Plan as the Source Document. The parking Compared Characteristic information for Property and Lease Number 15 was found to be in agreement with the parking information as shown on the Data File.